INVENTORIES	9 Months Ended
Sep. 30, 2021
INVENTORIES

7.	INVENTORIES

	09.30.21	12.31.20
Finished goods	5,211,775	3,610,585
Work in progress	234,600	192,335
Raw materials	2,614,888	2,046,681
Packaging materials	172,165	92,256
Secondary materials	610,494	531,801
Supplies	219,876	207,033
Imports in transit	162,140	107,829
Other	162,378	94,816
(-) Adjustment to present value	(129,395)	(80,577)
	9,258,921	6,802,759

The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below:

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Beginning balance	(31,155)	(10,712)	(29,831)	(42,526)	(14,719)	(14,919)	(75,705)	(68,157)
Additions	(117,668)	(106,357)	(68,608)	(91,237)	(7,254)	(10,304)	(193,530)	(207,898)
Reversals	124,565	85,816	-	-	-	-	124,565	85,816
Write-offs	-	-	71,824	104,115	7,499	10,688	79,323	114,803
Exchange rate variation	(237)	98	(232)	(183)	(226)	(184)	(695)	(269)
Ending balance	(24,495)	(31,155)	(26,847)	(29,831)	(14,700)	(14,719)	(66,042)	(75,705)